FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank advances	CAD 6	CAD 71
Short-term borrowings	1,585	800
Accounts payable and accrued liabilities	2,931	2,783
Long-term debt	14,448	16,080	CAD 16,870
Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Interest payable	712	727
1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Interest payable	1,160	1,294
4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Interest payable	908	1,033
After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Interest payable	5,409	5,832
Expenditure derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	39
Derivative financial liabilities	44	21
Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	23	0	0
Derivative financial liabilities	23	0
Debt derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	149	68
Bond forward | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	64	51	CAD 91
Derivative financial liabilities	64	51
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank advances	6	71
Bank borrowings, undiscounted cash flows	6	71
Short-term borrowings	1,585	800
Short-term borrowings, undiscounted cash flows	1,585	800
Accounts payable and accrued liabilities	2,931	2,783
Accounts payable and accrued liabilities, undiscounted cash flows	2,931	2,783
Long-term debt, undiscounted cash flows	14,555	16,197
Other long-term financial liabilities	9	18
Other long-term debt, undiscounted cash flows	9	18
Net carrying amount of derivatives (asset)	(1,094)	(1,659)
Financial liabilities	17,885	18,093
Financial liabilities, undiscounted cash flows	18,148	18,309
Liquidity risk | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank borrowings, undiscounted cash flows	6	71
Short-term borrowings, undiscounted cash flows	1,585	800
Accounts payable and accrued liabilities, undiscounted cash flows	2,931	2,783
Long-term debt, undiscounted cash flows	1,756	750
Other long-term debt, undiscounted cash flows	2	0
Financial liabilities	6,016
Financial liabilities, undiscounted cash flows		4,387
Liquidity risk | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank borrowings, undiscounted cash flows	0	0
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	1,800	3,081
Other long-term debt, undiscounted cash flows	3	12
Financial liabilities	1,796
Financial liabilities, undiscounted cash flows		2,684
Liquidity risk | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank borrowings, undiscounted cash flows	0	0
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	2,050	2,350
Other long-term debt, undiscounted cash flows	2	3
Financial liabilities	2,052
Financial liabilities, undiscounted cash flows		2,353
Liquidity risk | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank borrowings, undiscounted cash flows	0	0
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	8,949	10,016
Other long-term debt, undiscounted cash flows	2	3
Financial liabilities	8,284
Financial liabilities, undiscounted cash flows		8,885
Liquidity risk | Expenditure derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities	1,538	1,708
Net carrying amount of derivatives (asset)	(1,506)	(1,732)
Liquidity risk | Expenditure derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	1,093	1,240
Net carrying amount of derivatives (asset)	(1,054)	(1,249)
Liquidity risk | Expenditure derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	445	468
Net carrying amount of derivatives (asset)	(452)	(483)
Liquidity risk | Expenditure derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Expenditure derivatives | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Equity derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities	(68)	(8)
Liquidity risk | Equity derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(68)	(8)
Liquidity risk | Equity derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Liquidity risk | Equity derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Liquidity risk | Equity derivatives | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Liquidity risk | Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities	956	201
Net carrying amount of derivatives (asset)	(934)	(201)
Liquidity risk | Debt derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	956	201
Net carrying amount of derivatives (asset)	(934)	(201)
Liquidity risk | Debt derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities	7,417	7,417
Net carrying amount of derivatives (asset)	(8,405)	(8,996)
Liquidity risk | Debt derivatives | Cash flow hedges | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	1,435	0
Net carrying amount of derivatives (asset)	(1,756)	0
Liquidity risk | Debt derivatives | Cash flow hedges | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	1,435
Net carrying amount of derivatives (asset)	0	(1,880)
Liquidity risk | Debt derivatives | Cash flow hedges | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | Cash flow hedges | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	5,982	5,982
Net carrying amount of derivatives (asset)	(6,649)	(7,116)
Liquidity risk | Bond forward
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities	64	51
Liquidity risk | Bond forward | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities		0
Liquidity risk | Bond forward | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0
Liquidity risk | Bond forward | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Liquidity risk | Bond forward | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	CAD 0	CAD 0